Lease liabilities	6 Months Ended
Feb. 28, 2025
Lease Liabilities
Lease liabilities

10.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities are primarily comprised of leases for 14 pieces of equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the period were:

Amount
As at August 31, 2024	$1,343
Additions	2,147
Accretion of lease liabilities (Note 22)	158
Lease payments	(517)
Foreign exchange	(2)
As at February 28, 2025	$3,129

	February 28, 2025	August 31, 2024
Current portion of lease liabilities	$1,068	$401
Lease liabilities	2,061	942
Balance at end of period	$3,129	$1,343

The following amounts are recognized in the statement of (loss) income and comprehensive (loss) income:

	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Depreciation expense for right-of-use assets (Note 7)	$224	$16	$386	$27
Accretion of lease liabilities (Note 22)	88	1	158	2
Total amount	$312	$17	$544	$29

As at February 28, 2025, the Company had the following lease commitments:

Amount
Not later than one month	$116
Later than one month and not later than three months	233
Later than three months and not later than one year	1,062
Later than one year and not later than five years	2,260
Total undiscounted lease commitments	$3,671

As at February 28, 2025, the carrying value of right-of-use assets amounted to $4.4 million (August 31, 2024 - $1.7 million). Mobile equipment under lease contracts are depreciated over their useful lives as the purchase prices at the end of the lease terms are immaterial.